Investment Portfolio	as of September 30, 2020 (Unaudited)

DWS CROCI® International VIP

	Shares	Value ($)
Common Stocks 95.4%
Australia 7.0%
Australia & New Zealand Banking Group Ltd.	85,762	1,062,645
BHP Group Ltd.	123,407	3,154,210
Boral Ltd.	77,210	253,340
Orica Ltd.	25,316	280,292
Origin Energy Ltd.	58,672	181,291
(Cost $5,269,777)		4,931,778
Austria 0.8%
OMV AG (Cost $686,278)	20,089	550,806
Belgium 3.5%
UCB SA (Cost $1,662,785)	21,311	2,419,301
Denmark 0.8%
Novo Nordisk AS ''B"	4,228	292,198
Pandora AS	3,365	240,884
(Cost $507,050)		533,082
Finland 1.0%
Fortum Oyj	11,822	239,328
Nokia Oyj*	122,109	478,325
(Cost $672,394)		717,653
France 12.4%
Arkema SA	5,466	578,938
Atos SE*	10,961	882,775
BNP Paribas SA*	28,031	1,016,101
Credit Agricole SA*	91,941	804,509
Danone SA	5,414	349,622
Engie SA*	79,084	1,057,369
Kering SA	1,468	974,131
Sanofi	30,093	3,008,674
(Cost $8,970,948)		8,672,119
Germany 7.0%
Bayer AG (Registered)	12,646	778,758
Beiersdorf AG	19,601	2,222,945
Brenntag AG	14,767	937,722
Fresenius Medical Care AG & Co. KGaA	2,778	234,475
Fresenius SE & Co. KGaA	10,040	456,456
Merck KGaA	2,064	300,573
(Cost $4,856,989)		4,930,929
Hong Kong 0.6%
CLP Holdings Ltd. (Cost $436,125)	47,000	438,142
Ireland 0.5%
CRH PLC (Cost $298,968)	9,581	346,280
Italy 2.7%
Intesa Sanpaolo SpA* (Cost $2,144,670)	1,015,669	1,906,860
Japan 28.2%
Astellas Pharma, Inc.	14,900	222,010
Bridgestone Corp.	77,791	2,454,723
Dentsu Group, Inc.	11,400	336,811
ITOCHU Corp.	10,500	268,477
KDDI Corp.	8,300	209,271
Mitsubishi UFJ Financial Group, Inc.	95,700	378,499
Nintendo Co., Ltd.	2,600	1,476,278
Ono Pharmaceutical Co., Ltd.	36,800	1,159,527
Seven & i Holdings Co., Ltd.	8,100	250,452
Shin-Etsu Chemical Co., Ltd.	6,009	784,296
Shionogi & Co., Ltd.	20,000	1,070,202
Sony Corp.	7,234	552,578
Subaru Corp.	24,157	467,281
Sumitomo Electric Industries Ltd.	111,149	1,248,113
Sumitomo Mitsui Financial Group, Inc.	114,356	3,176,316
Takeda Pharmaceutical Co., Ltd.	6,400	228,369
Tokyo Electron Ltd.	4,472	1,166,674
Toyota Industries Corp.	42,232	2,668,242
Toyota Motor Corp.	24,546	1,618,739
(Cost $19,231,731)		19,736,858
Netherlands 3.5%
Koninklijke Ahold Delhaize NV	52,487	1,554,751
Koninklijke KPN NV	392,120	922,382
(Cost $2,159,061)		2,477,133
Singapore 3.0%
Singapore Telecommunications Ltd.	213,300	332,678
Venture Corp., Ltd.	126,483	1,788,453
(Cost $1,849,493)		2,121,131
Sweden 3.0%
Alfa Laval AB*	12,092	267,240
Telefonaktiebolaget LM Ericsson "B"	121,296	1,327,773
Volvo AB "B"*	24,917	480,354
(Cost $1,639,748)		2,075,367
Switzerland 9.1%
Adecco Group AG (Registered)	30,933	1,627,662
LafargeHolcim Ltd. (Registered)*	32,926	1,497,721
Novartis AG (Registered)	3,418	296,310
Roche Holding AG (Genusschein)	8,496	2,910,265
(Cost $6,184,769)		6,331,958
United Kingdom 12.3%
Babcock International Group PLC	65,346	211,065
BAE Systems PLC	80,731	500,714
British American Tobacco PLC	34,081	1,223,220
Bunzl PLC	9,608	310,211
GlaxoSmithKline PLC	63,900	1,195,469
Imperial Brands PLC	43,010	758,870
Johnson Matthey PLC	9,042	274,247
Mondi PLC	14,071	296,406
Persimmon PLC	52,123	1,658,457
Rio Tinto PLC	18,190	1,092,265
Smiths Group PLC	11,636	204,914
Taylor Wimpey PLC	622,257	868,707
(Cost $8,517,113)		8,594,545
Total Common Stocks (Cost $65,087,899)		66,783,942
Preferred Stocks 3.1%
Germany
Henkel AG & Co. KGaA (Cost $2,321,642)	20,462	2,138,576
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 0.09% (a) (Cost $680,200)	680,200	680,200
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $68,089,741)	99.5	69,602,718
Other Assets and Liabilities, Net	0.5	368,747
Net Assets	100.0	69,971,465

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2020	Value ($) at 9/30/2020
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 0.04% (a) (b)
—	— (c)	—	—	—	1,113	—	—	—
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 0.09% (a)
226,563	6,844,061	6,390,424	—	—	2,332	—	680,200	680,200
226,563	6,844,061	6,390,424	—	—	3,445	—	680,200	680,200

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2020.

At September 30, 2020 the DWS CROCI® International VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents
Health Care	14,572,587	21%
Consumer Discretionary	12,751,855	19%
Materials	8,557,995	12%
Consumer Staples	8,498,436	12%
Financials	8,344,930	12%
Information Technology	5,644,000	8%
Industrials	4,808,359	7%
Communication Services	3,277,420	5%
Utilities	1,734,839	3%
Energy	732,097	1%
Total	68,922,518	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$4,931,778	$—	$4,931,778
Austria	—	550,806	—	550,806
Belgium	—	2,419,301	—	2,419,301
Denmark	—	533,082	—	533,082
Finland	—	717,653	—	717,653
France	—	8,672,119	—	8,672,119
Germany	—	4,930,929	—	4,930,929
Hong Kong	—	438,142	—	438,142
Ireland	—	346,280	—	346,280
Italy	—	1,906,860	—	1,906,860
Japan	—	19,736,858	—	19,736,858
Netherlands	—	2,477,133	—	2,477,133
Singapore	—	2,121,131	—	2,121,131
Sweden	—	2,075,367	—	2,075,367
Switzerland	—	6,331,958	—	6,331,958
United Kingdom	—	8,594,545	—	8,594,545
Preferred Stocks	—	2,138576	—	2,138,576
Short-Term Investments (d)	680,200	—	—	680,200
Total	$680,200	$68,922,518	$—	$69,602,718

(d)	See Investment Portfolio for additional detailed categorizations.